Shareholders' equity - Share Capital Transactions (Details) - CAD ($) $ in Millions	4 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Number
Number of shares outstanding, beginning balance (shares)		108,391,625	106,397,037
Number of shares exchanged/converted (shares)		0	0
Number of shares outstanding, ending balance (shares)	106,397,037	110,111,074	108,391,625	106,397,037
$
Shareholders’ equity, opening balance		$ 243.6	$ 146.1	$ 142.7
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882)				101.9
Share issue costs, net of tax of $487				(1.4)
Shareholders’ equity, closing balance	$ 146.1	399.1	$ 243.6	$ 146.1
Underwriting commission	5.4
Tax on proceeds of equity	1.9
Tax on issuance of equity	$ 0.5
Share capital
Number
Number of shares outstanding, beginning balance (shares)	100,000,000		106,397,037
Exercise of stock options (shares)	88,883
Number of shares outstanding, ending balance (shares)	106,397,037			106,397,037
$
Shareholders’ equity, opening balance	$ 2.7	106.1	$ 103.3	$ 60.2
Exchange/conversion of shares		0.0	0.0
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882)				101.9
Share issue costs, net of tax of $487	(1.4)			(1.4)
Exercise of stock options	0.1
Shareholders’ equity, closing balance	$ 103.3	$ 112.6	$ 106.1	$ 103.3
Exchange Class A common shares for multiple voting shares | Share capital
Number
Number of shares exchanged/converted (shares)	0
$
Exchange/conversion of shares	$ 0.0
Convert multiple voting shares to subordinate voting shares | Share capital
Number
Number of shares exchanged/converted (shares)	0
$
Exchange/conversion of shares	$ 0.0
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882) | Share capital
Number
Number of shares issued (shares)	6,308,154
$
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882)	$ 101.9
Class A
Number
Number of shares outstanding, beginning balance (shares)	100,000,000		0	7
Number of shares outstanding, ending balance (shares)	0			0
$
Shareholders’ equity, opening balance	$ 2.7		$ 0.0	$ 3.4
Shareholders’ equity, closing balance	$ 0.0			$ 0.0
Class A | Exchange Class A common shares for multiple voting shares
Number
Number of shares exchanged/converted (shares)	(100,000,000)
$
Exchange/conversion of shares	$ (2.7)
Multiple Voting Shares
Number
Number of shares outstanding, beginning balance (shares)	0	70,894,076	83,308,154
Number of shares exchanged/converted (shares)		(19,890,000)	(12,414,078)
Number of shares outstanding, ending balance (shares)	83,308,154	51,004,076	70,894,076	83,308,154
$
Shareholders’ equity, opening balance	$ 0.0		$ 2.2
Shareholders’ equity, closing balance	2.2			$ 2.2
Multiple Voting Shares | Share capital
$
Shareholders’ equity, opening balance		$ 1.9	2.2
Exchange/conversion of shares		(0.5)	(0.3)
Shareholders’ equity, closing balance	$ 2.2	$ 1.4	$ 1.9	$ 2.2
Multiple Voting Shares | Exchange Class A common shares for multiple voting shares
Number
Number of shares exchanged/converted (shares)	100,000,000
$
Exchange/conversion of shares	$ 2.7
Multiple Voting Shares | Convert multiple voting shares to subordinate voting shares
Number
Number of shares exchanged/converted (shares)	(16,691,846)
$
Exchange/conversion of shares	$ (0.5)
Subordinate Voting Shares
Number
Number of shares outstanding, beginning balance (shares)	0	37,497,549	23,088,883
Number of shares exchanged/converted (shares)		19,890,000	12,414,078
Exercise of stock options (shares)	88,883
Number of shares outstanding, ending balance (shares)	23,088,883	59,106,998	37,497,549	23,088,883
$
Shareholders’ equity, opening balance	$ 0.0		$ 101.1
Share issue costs, net of tax of $487	(1.4)
Exercise of stock options	0.1
Shareholders’ equity, closing balance	101.1			$ 101.1
Underwriting commission				7.2
Subordinate Voting Shares | Share capital
$
Shareholders’ equity, opening balance		$ 104.2	101.1
Exchange/conversion of shares		0.5	0.3
Shareholders’ equity, closing balance	$ 101.1	$ 111.2	$ 104.2	$ 101.1
Subordinate Voting Shares | Convert multiple voting shares to subordinate voting shares
Number
Number of shares exchanged/converted (shares)	16,691,846
$
Exchange/conversion of shares	$ 0.5
Subordinate Voting Shares | Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882)
Number
Number of shares issued (shares)	6,308,154
$
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882)	$ 101.9